Supplemental Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Financial Information

3. Supplemental Financial Information

$ in millions	At June 30, 2012	At December 31, 2011
	Successor
Accounts receivable, net:
Unbilled revenue	$71.5	$72.4
Customer receivables	108.2	113.2
Amounts due from partners in jointly-owned plants	20.4	29.2
Coal sales	3.1	1.0
Other	5.9	4.4
Provision for uncollectible accounts	(1.0)	(1.1)
Total accounts receivable, net	$208.1	$219.1

Inventories, at average cost:
Fuel and limestone	$85.0	$84.2
Plant materials and supplies	40.0	39.8
Other	2.0	1.8
Total inventories, at average cost	$127.0	$125.8

Accumulated Other Comprehensive Income (Loss)

AOCI is included on our balance sheets within the Common shareholder's equity sections. The following table provides the components that constitute the balance sheet amounts in AOCI at June 30, 2012 and December 31, 2011:

$ in millions	At June 30, 2012	At December 31, 2011
	Successor

Financial instruments, net of tax	$0.3	$-
Cash flow hedges, net of tax	(7.1)	(0.5)
Pension and postretirement benefits, net of tax	-	0.1
Total	$(6.8)	$(0.4)

3. Supplemental Financial Information

DPL Inc.	Successor	Predecessor
	At	At
	December 31,	December 31,
$ in millions	2011	2010

Accounts receivable, net:
Unbilled revenue	$72.4	$84.5
Customer receivables	113.2	113.9
Amounts due from partners in jointly-owned plants	29.2	7.0
Coal sales	1.0	4.0
Other	4.4	7.0
Provision for uncollectible accounts	(1.1)	(0.9)
Total accounts receivable, net	$219.1	$215.5

Inventories, at average cost:
Fuel and limestone	$84.2	$73.2
Plant materials and supplies	39.8	38.8
Other	1.8	0.6
Total inventories, at average cost	$125.8	$112.6